Fair Value Measurements - Plan Assets at Fair Value (Details) - EBP 033 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,827,477,558	$ 1,640,963,572
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,570,045,160	1,406,314,045
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	141,835,067	141,977,358
Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	27,272,518	33,852,567
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	88,324,813	58,819,602
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	257,432,398	234,649,527
Level 1 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	141,835,067	141,977,358
Level 1 | Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	27,272,518	33,852,567
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	88,324,813	58,819,602
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,570,045,160	1,406,314,045
Measured at NAV | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,570,045,160	1,406,314,045
Measured at NAV | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Measured at NAV | Stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Measured at NAV | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0